Consolidated Combined Statements of Net Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Rental revenue	$ 568,643	$ 521,250
Lease termination and close-out fees	496	0
Revenue	569,139	521,250
Property operating costs	97,153	86,012
Net operating income	471,986	435,238
General and administrative expenses	38,909	41,440
Depreciation and amortization	1,289	1,272
Interest income	(7,073)	(7,708)
Interest expense and other financing costs	89,898	78,717
Foreign exchange losses, net	14,410	1,033
Fair value (gains) losses on investment properties, net	(53,037)	172,676
Fair value (gains) losses on financial instruments, net	(5,166)	17,296
Loss on sale of investment properties	0	1,505
Income before income taxes	392,756	129,007
Income tax expense (recovery)	30,874	(9,489)
Net income	361,882	138,496
Net income attributable to:
Unitholders	360,609	136,662
Non-controlling interests	1,273	1,834
Net income	$ 361,882	$ 138,496